INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12   INCOME TAXES

The provision for income taxes (in thousands) consists of:

	2015	2014	2013
Current provision	$1,596	$1,443	$1,522
Deferred provision (benefit)	(144)	(12)	(251)
Total income tax expense	$1,452	$1,431	$1,271

Year-end deferred tax assets and liabilities (in thousands) consist of:

	2015	2014
Items giving rise to deferred tax assets
Allowance for loan losses in excess of tax reserve	$980	$1,070
Deferred compensation	397	346
Restricted stock awards	65	39
Nonaccrual loan interest	36	27
Deferred loan fees and costs	100	49
Accrued expenses and other	4	11
Total	1,582	1,542
Items giving rise to deferred tax liabilities
Depreciation	(264)	(333)
FHLB stock dividend	(309)	(309)
Unrealized gain on securities available for sale	(81)	(132)
Prepaid expenses and other	(12)	(47)
Total	(666)	(821)
Net deferred tax asset	$916	$721

Income tax expense attributable to continuing operations (in thousands) is reconciled between the financial statement provision and amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

	2015	2014	2013
Tax at statutory rates	$1,658	$1,607	$1,471
Increase (decrease) in tax resulting from:
Tax-exempt income	(161)	(179)	(199)
Other	(45)	3	(1)
Total income tax expense	$1,452	$1,431	$1,271

The Corporation had no reportable income tax expense pertaining to security gains for 2015, 2014 or 2013.